Finance lease receivables (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finance lease receivables
Gross investment in finance lease receivables	¥ 1,414,453	$ 205,076	¥ 38,290,695
Less: unearned income	(11,866)	(1,720)	(1,287,015)
Net investment in finance lease receivables	1,402,587	203,356	37,003,680
Less: allowance for finance lease receivables	(21,496)	(3,117)	(5,142,488)
Finance lease receivables, net	¥ 1,381,091	$ 200,239	¥ 31,861,192